Debt - Future Scheduled Maturities of Outstanding Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 1,785,069
2024	709,653
2025	3,562,900
2026	26,035
Total	$ 21,661,596	$ 22,109,820
Long-term Debt, Excluding Convertible Debt
Debt Instrument [Line Items]
2023		10,627,950
2024		5,104,159
2025		155,254
2026		734,607
2027		5,422,850
Thereafter		65,000
Total		$ 22,109,820	$ 24,230,169